INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 417,000,000	€ 455,000,000	€ 422,000,000
P&ARP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	410,000,000
Carrying value	1,203,000,000
Recoverable value	2,290,000,000
Goodwill impairment	€ 0
Increase discount rate	7.00%
Decrease in the perpetual growth	9.00%
Decrease in cash flows	40.00%
P&ARP | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate to estimate normative cash flows	9.00%
P&ARP | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Long term growth rate used to estimate normative cash flow	1.50%
A&T
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 5,000,000
Long term growth rate used to estimate normative cash flow	1.50%
Discount rate to estimate normative cash flows	9.00%
AS&I
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 2,000,000
Discount rate to estimate normative cash flows	9.00%